LONG-TERM INVESTMENT (Tables)	6 Months Ended
Mar. 31, 2024
LONG-TERM INVESTMENT
Schedule of equity method investment

	As of	As of
	March 31, 2024	September 30, 2023
Equity method investment:
Cost of equity method investment	456,988	452,303
Profit from equity method investment	210,687	208,527
Dividend Distribution received	(110,786)	(54,825)
Investment disposed	(456,988)	—
Loss recognized from disposal	(99,901)	—
Total long-term investment	$—	$606,005